Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 55,823	¥ 42,434	¥ 29,210
Additional allowance for credit losses, net of recoveries	53,591	15,629	13,224
Write-offs		(2,240)
Ending balance	¥ 109,414	¥ 55,823	¥ 42,434